Income Tax (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
Schedule of (Loss) Income Before Income Tax Expense

(Loss) Income before income tax expense is attributable to the following geographic locations:

	For the Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
PRC	10,537,631	(50,677,236)	7,711,809
Non-PRC	8,224,895	(13,953,072)	(10,808,360)
Total (loss) income before income tax expense	18,762,526	(64,630,308)	(3,096,551)

Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Current income tax (expenses)	(14,237)	(15,853)	196,922
Deferred income tax (expenses) benefits	(5,496,536)	2,626,562	—
Total income tax (expenses) benefits	(5,510,773)	2,610,709	196,922

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	For the Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
(Loss) income before income tax	18,762,526	(64,630,308)	(3,096,551)
PRC statutory income tax rate	25%	25%	25%
Computed income tax benefits (expenses) with PRC statutory income tax rate (25%)	(4,690,630)	16,157,575	774,137
Effect of different tax rates in other jurisdictions	(207,099	(3,465,770)	(1,006,698)
Effect of additional deduction of qualified R&D expenditures	—	662,285	—
Effect of entertainment expense	(475,202)	(230,952)	(159,298)
Effect of gain from extinguishment of liability	2,249,085	—	—
Effect of non-deductible expenses	—	(32,556)	(4,139)
Effect of share-based compensation	—	—	—
Effect of changes in valuation allowance	(2,386,927)	(10,852,592)	1,572,254
Effect of expired NOL	—	(391,455)	(979,334)
Effect of true-up on NOL	—	764,174	—
Total income tax (expenses) benefits	(5,510,773)	2,610,709	196,922

Schedule of Components of Deferred Taxes

The significant components of deferred taxes were as follows:

	As of June 30, 2025	As of June 30, 2026
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	15,316,222	14,304,646
Allowance against doubtful accounts	6,898,153	8,470,407
Operating lease liabilities	5,060,696	4,616,518
Total deferred tax assets	27,275,071	27,391,571
Less: Valuation allowance	(21,218,644)	(18,597,672)
Total deferred tax assets, net of valuation allowance	6,056,427	8,793,899
Net off against deferred tax liabilities	(6,056,427)	(8,793,899)
Total Deferred tax assets, net	—	—
	As of June 30, 2025	As of June 30, 2026
	RMB	RMB
Deferred tax liabilities
Operating lease right of use assets	4,991,631	4,633,383
Timing difference - revenue recognized prior to issuance of PRC VAT invoices	1,064,796	4,160,516
Total deferred tax liabilities	6,056,427	8,793,899
Net off against deferred tax assets	(6,056,427)	(8,793,899)
Deferred tax liabilities, net	—	—